STAPLED UNITHOLDERS' EQUITY - Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units (Detail) - Fair Value Of The PSU Granded (Details) - Stapled Units Performance Stock 2019
$ in Millions
Dec. 31, 2021 CAD ($)
Performance based units
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 7.3
Restricted based units
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 4.2